LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED APRIL 15, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

LEGG MASON WESTERN ASSET SMASH SERIES M FUND

LEGG MASON WESTERN ASSET SMASH SERIES C FUND

LEGG MASON WESTERN ASSET SMASH SERIES EC FUND

Effective as of May 1, 2011, the following text replaces the section titled “Management – Portfolio managers” in the funds’ Prospectus relating to Legg Mason Western Asset SMASh Series M Fund:

Portfolio managers: Stephen A. Walsh, Christopher D. Diegelman and Ronald D. Mass. Messrs. Walsh and Mass have been portfolio managers for the fund since its inception. Mr. Diegelman became a portfolio manager for the fund in 2010. These portfolio managers work together with a broader investment management team.

Effective as of May 1, 2011, the following text replaces the section titled “Management – Portfolio managers” in the funds’ Prospectus relating to Legg Mason Western Asset SMASh Series C Fund:

Portfolio managers: Stephen A. Walsh, Ryan K. Brist and Christopher D. Diegelman. Mr. Walsh has been a portfolio manager for the fund since its inception. Messrs. Brist and Diegelman became portfolio managers for the fund in 2010. These portfolio managers work together with a broader investment management team.

Effective as of May 1, 2011, the following text replaces the section titled “Management – Portfolio managers” in the funds’ Prospectus relating to Legg Mason Western Asset SMASh Series EC Fund:

Portfolio managers: Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan, Christopher D. Diegelman and Keith J. Gardner. Messrs. Walsh, Buchanan and Gardner have been portfolio managers for the fund since its inception. Messrs. Brist and Diegelman became portfolio managers for the fund in 2010. These portfolio managers work together with a broader investment management team.

Effective as of May 1, 2011, the following text replaces the section titled “More on fund management – Portfolio managers” in the funds’ Prospectus:

Portfolio managers

SMASh Series M Fund

The fund is managed by a broad team of portfolio managers, sector specialists and other investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Senior portfolio managers are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Christopher D. Diegelman and Ronald D. Mass. Messrs. Walsh and Mass have been portfolio managers for the fund since its inception. Messrs. Walsh and Mass are portfolio managers with Western Asset and have been employed in the capacity of portfolio managers by Western Asset for more than five years. Mr. Diegelman has been a portfolio manager for the fund and with Western Asset since 2010. Prior to that, Mr. Diegelman was a research analyst with Western Asset since 1998.

SMASh Series C Fund

The fund is managed by a broad team of portfolio managers, sector specialists and other investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Senior portfolio managers are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Ryan K. Brist and Christopher D. Diegelman. Mr. Walsh has been a portfolio manager for the fund since inception. Mr. Walsh has been employed by Western Asset in the capacity of portfolio manager for more than five years. Messrs. Brist and Diegelman became portfolio managers for the fund in 2010. Prior 2010, Mr. Brist was employed by Western Asset in the capacity of portfolio manager since 2009 and was Chief Investment Officer, Portfolio Manager with Logan Partners, L.P. from 2007 to 2009 and Co-Chief Investment Officer, Senior Portfolio Manager with Delaware Investment Advisors from 2000 to 2007. Prior to 2010, Mr. Diegelman was a research analyst with Western Asset since 1998.

SMASh Series EC Fund

The fund is managed by a broad team of portfolio managers, sector specialists and other investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Senior portfolio managers are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan, Christopher D. Diegelman and Keith J. Gardner. Messrs. Walsh, Buchanan and Gardner have served as portfolio managers for the fund since inception. Messrs. Walsh, Buchanan and Gardner have been employed by Western Asset in the capacity of portfolio managers for more than five years. Messrs. Brist and Diegelman became portfolio managers for the fund in 2010. Prior to 2010, Mr. Brist was employed by Western Asset in the capacity of portfolio manager since 2009 and was Chief Investment Officer, Portfolio Manager with Logan Partners, L.P. from 2007 to 2009 and Co-Chief Investment Officer, Senior Portfolio Manager with Delaware Investment Advisors from 2000 to 2007. Prior to June 2010, Mr. Diegelman was a research analyst with Western Asset since 1998.

The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

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